Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000210577 | NVIDIA9422589
Holdings [Line Items]
Percent of Total Investments	13.50%
C000210577 | Apple9422533
Holdings [Line Items]
Percent of Total Investments	8.40%
C000210577 | Microsoft9422579
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210577 | Broadcom9422543
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210577 | Alphabet9422525
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210577 | Amazon.com9422528
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210577 | Alphabet9422523
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210577 | Meta Platforms9422577
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210577 | Eli Lilly9422557
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210577 | Visa9422630
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210577 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000210577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000210577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000210578 | NVIDIA9422589
Holdings [Line Items]
Percent of Total Investments	13.50%
C000210578 | Apple9422533
Holdings [Line Items]
Percent of Total Investments	8.40%
C000210578 | Microsoft9422579
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210578 | Broadcom9422543
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210578 | Alphabet9422525
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210578 | Amazon.com9422528
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210578 | Alphabet9422523
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210578 | Meta Platforms9422577
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210578 | Eli Lilly9422557
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210578 | Visa9422630
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210578 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210578 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210578 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210578 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210578 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210578 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210578 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210578 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000210578 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000210578 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000210586 | U.S. Treasury Bonds9422954
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210586 | U.S. Treasury Bonds9422952
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210586 | U.S. Treasury Notes9422950
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210586 | U.S. Treasury Notes9422948
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | U.S. Treasury Bonds9422959
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | GNMA9423291
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | GNMA9423290
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210586 | GNMA9423270
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210586 | U.S. Treasury Bonds9422962
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210586 | FHLMC9422895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210586 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000210586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210586 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210586 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210586 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210586 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210586 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210587 | U.S. Treasury Bonds9422954
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210587 | U.S. Treasury Bonds9422952
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210587 | U.S. Treasury Notes9422950
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210587 | U.S. Treasury Notes9422948
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | U.S. Treasury Bonds9422959
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | GNMA9423291
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | GNMA9423290
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210587 | GNMA9423270
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210587 | U.S. Treasury Bonds9422962
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210587 | FHLMC9422895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210587 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000210587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210587 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210587 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210587 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210587 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210585 | U.S. Treasury Bonds9422954
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210585 | U.S. Treasury Bonds9422952
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210585 | U.S. Treasury Notes9422950
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210585 | U.S. Treasury Notes9422948
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | U.S. Treasury Bonds9422959
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | GNMA9423291
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | GNMA9423290
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210585 | GNMA9423270
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210585 | U.S. Treasury Bonds9422962
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210585 | FHLMC9422895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210585 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000210585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210585 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210585 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210585 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210574 | Sycamore Tree CLO9423338
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210574 | CIFC Funding9423315
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210574 | Wise CLO9423344
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210574 | AMMC CLO XXVI9423288
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210574 | Phoenix Aviation Capital9423223
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | Kyndryl Holdings9423442
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | AerCap Ireland Capital DAC9423221
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | Boeing9423386
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Amazon.com9423371
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Topaz Solar Farms9423487
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210574 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210574 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000210574 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000210574 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210574 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210574 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210574 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210575 | Sycamore Tree CLO9423338
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210575 | CIFC Funding9423315
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210575 | Wise CLO9423344
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210575 | AMMC CLO XXVI9423288
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210575 | Phoenix Aviation Capital9423223
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | Kyndryl Holdings9423442
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | AerCap Ireland Capital DAC9423221
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | Boeing9423386
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Amazon.com9423371
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Topaz Solar Farms9423487
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210575 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210575 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000210575 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000210575 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210575 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210575 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210576 | Sycamore Tree CLO9423338
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210576 | CIFC Funding9423315
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210576 | Wise CLO9423344
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210576 | AMMC CLO XXVI9423288
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210576 | Phoenix Aviation Capital9423223
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | Kyndryl Holdings9423442
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | AerCap Ireland Capital DAC9423221
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | Boeing9423386
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Amazon.com9423371
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Topaz Solar Farms9423487
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210576 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210576 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000210576 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000210576 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210576 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210576 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210579 | U.S. Treasury Notes9422688
Holdings [Line Items]
Percent of Total Investments	19.60%
C000210579 | U.S. Treasury Notes9422686
Holdings [Line Items]
Percent of Total Investments	13.10%
C000210579 | Oracle9422701
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210579 | Texas State, Transportation Commission State Highway Fund9422675
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210579 | WF Card Issuance Trust9422780
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210579 | WMG Acquisition9422732
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210579 | Hercules Capital9422710
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210579 | Western Midstream Operating9422730
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210579 | News9422716
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210579 | MasTec9422712
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210579 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210579 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000210579 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000210579 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210579 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210579 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210579 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000210579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210580 | U.S. Treasury Notes9422688
Holdings [Line Items]
Percent of Total Investments	19.60%
C000210580 | U.S. Treasury Notes9422686
Holdings [Line Items]
Percent of Total Investments	13.10%
C000210580 | Oracle9422701
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210580 | Texas State, Transportation Commission State Highway Fund9422675
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210580 | WF Card Issuance Trust9422780
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210580 | WMG Acquisition9422732
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210580 | Hercules Capital9422710
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210580 | Western Midstream Operating9422730
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210580 | News9422716
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210580 | MasTec9422712
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210580 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210580 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000210580 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000210580 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210580 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210580 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210580 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000210580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210580 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%